SHARE CAPITAL (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	477.0	475.3
Issuance of shares for share-based compensation	2.0	1.7
Outstanding, end of the year	479.0	477.0